PROSPECTUS DECEMBER 29, 2000
(REVISED JANUARY 24, 2001)

100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND

TREASURY PLUS
MONEY MARKET FUND

FEDERAL MONEY
MARKET FUND

U.S. GOVERNMENT
MONEY MARKET FUND

PRIME MONEY
MARKET FUND

TAX FREE MONEY
MARKET FUND


CHASE VISTA FUNDS
OFFERED THROUGH
WARNER ASSET
MANAGEMENT, INC.



PREMIER SHARES



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF SECURITIES OF ANY OF THE FUNDS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME TO INDICATE OTHERWISE.


[LOGO]CHASE
THE RIGHT RELATIONSHIP IS EVERYTHING.-REGISTERED TRADEMARK-


PL7-1-1200

100% U.S. TREASURY SECURITIES
MONEY MARKET FUND                                 1

TREASURY PLUS MONEY MARKET FUND                   5

FEDERAL MONEY MARKET FUND                         9

U.S. GOVERNMENT MONEY MARKET FUND                13

PRIME MONEY MARKET FUND                          17

TAX FREE MONEY MARKET FUND                       22

THE FUND'S INVESTMENT ADVISER                    27

------------------------------------------------------
HOW YOUR ACCOUNT WORKS                           28
------------------------------------------------------

BUYING FUND SHARES                               28

SELLING FUND SHARES                              30

DISTRIBUTION ARRANGEMENTS                        30

OTHER INFORMATION CONCERNING THE FUNDS           31

DISTRIBUTIONS AND TAXES                          32

------------------------------------------------------
SHAREHOLDER SERVICES                             33
------------------------------------------------------

------------------------------------------------------
WHAT THE TERMS MEAN                              34
------------------------------------------------------

------------------------------------------------------
FINANCIAL HIGHLIGHTS                             35
------------------------------------------------------

------------------------------------------------------
HOW TO REACH US                          Back Cover
------------------------------------------------------

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE 100% U.S. TREASURY SECURITIES MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.



The performance for the period before Premier Class Shares were launched in June 1996 is based upon the performance for the Vista Class Shares of the Fund.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE. THE BARS FOR 1992, 1993, 1994, 1995, AND 1996 ARE BASED UPON THE PERFORMANCE FOR THE VISTA CLASS SHARES OF THE FUND.

[BAR CHART]

1992         3.35%
1993         2.60%
1994         3.50%
1995         5.17%
1996         4.75%
1997         4.95%
1998         4.93%
1999         4.36%
2000         5.60%

-----------------------------
BEST QUARTER      1.32%
-----------------------------
      2ND QUARTER, 1995
-----------------------------
WORST QUARTER     0.63%
-----------------------------
      2ND QUARTER, 1993
-----------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000

                                                                           SINCE
                                                                         INCEPTION
                                      PAST 1 YEAR      PAST 5 YEARS      (11/30/91)
------------------------------------------------------------------------------------
 PREMIER SHARES                       5.60%            4.96%             4.36%
------------------------------------------------------------------------------------

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-------------------------------------------------------------------------------
 NONE
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*




                                                                             TOTAL ANNUAL
                      MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
 CLASS OF SHARES      FEES              (12B-1) FEES       EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------
 PREMIER SHARES       0.10%             NONE               0.42%#            0.52%#
-------------------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.



# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.



THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.38% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.48%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.



THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



 - you invest $10,000



 - you sell all your shares at the end of the period



 - your investment has a 5% return each year



 - you reinvested all your dividends, and



 - the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 PREMIER SHARES                 $53         $167        $291         $653
--------------------------------------------------------------------------------

CHASE VISTA TREASURY PLUS MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TREASURY PLUS MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

1995         5.43%
1996         4.90%
1997         5.09%
1998         5.04%
1999         4.59%
2000         5.90%


BEST QUARTER      1.36%
-----------------------------
      2ND QUARTER, 1995
-----------------------------
 WORST QUARTER    1.05%
-----------------------------
      1ST QUARTER, 1999
-----------------------------


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000
                                                                           SINCE
                                                                         INCEPTION
                                      PAST 1 YEAR      PAST 5 YEARS      (4/20/94)
------------------------------------------------------------------------------------
 PREMIER SHARES                       5.90%            5.10%             5.06%
------------------------------------------------------------------------------------

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-------------------------------------------------------------------------------
 NONE
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                             TOTAL ANNUAL
                      MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
 CLASS OF SHARES      FEES              (12B-1) FEES       EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------
 PREMIER SHARES       0.10%             NONE               0.41%             0.51%
-------------------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.



THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.35% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.45%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.



THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



 - you invest $10,000



 - you sell all your shares at the end of the period



 - your investment has a 5% return each year



 - you reinvested all your dividends, and



 - the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 PREMIER SHARES                 $52         $164        $285         $640
--------------------------------------------------------------------------------

CHASE VISTA FEDERAL MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA FEDERAL MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FEDERAL MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

1995         5.52%
1996         5.02%
1997         5.19%
1998         5.08%
1999         4.73%
2000         5.90%

BEST QUARTER       1.38%
-----------------------------
       2ND QUARTER, 1995
-----------------------------
 WORST QUARTER     1.10%
-----------------------------
       1ST QUARTER, 1999
-----------------------------


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000
                                                                           SINCE
                                                                         INCEPTION
                                      PAST 1 YEAR      PAST 5 YEARS      (4/20/94)
------------------------------------------------------------------------------------
 PREMIER SHARES                       5.90%            5.18%             5.16%
------------------------------------------------------------------------------------

CHASE VISTA FEDERAL MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-------------------------------------------------------------------------------
 NONE
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*




                                                                             TOTAL ANNUAL
                      MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
 CLASS OF SHARES      FEES              (12B-1) FEES       EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------
 PREMIER SHARES       0.10%             NONE               0.38%#            0.48%#
-------------------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.



# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.



THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



 - you invest $10,000



 - you sell all your shares at the end of the period



 - your investment has a 5% return each year



 - you reinvested all your dividends, and



 - the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 PREMIER SHARES                 $49         $154        $269         $604
--------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE
FUTURE.

[BARCHART]

1990                  7.70%
1991                  5.81%
1992                  3.40%
1993                  2.71%
1994                  3.83%
1995                  5.54%
1996                  5.02%
1997                  5.13%
1998                  5.14%
1999                  4.77%
2000                  6.04%


------------------------------------------
BEST QUARTER                    1.90%
------------------------------------------
                    2ND QUARTER, 1990
                    3RD QUARTER, 1990
------------------------------------------
WORST QUARTER                  0.66%
------------------------------------------
                    2ND QUARTER, 1993


AVERAGE ANNUAL TOTAL RETURNS


FOR THE PERIODS ENDING DECEMBER 31, 2000

                                   PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
PREMIER SHARES                     6.04%          5.22%         4.73%
--------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-------------------------------------------------------------------------------
 NONE
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
--------------------------------------------------------------------------------
 PREMIER SHARES    0.10%           0.10%          0.38%#          0.58%#
--------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.06%, THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.29%, AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.45%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.



THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



- you invest $10,000



- you sell all your shares at the end of the period



- your investment has a 5% return each year



- you reinvested all your dividends, and



- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 PREMIER SHARES                 $59         $186        $324         $726
--------------------------------------------------------------------------------

CHASE VISTA PRIME MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   - foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

CHASE VISTA PRIME MONEY MARKET FUND

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PRIME MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

CHASE VISTA PRIME MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE
FUTURE.

[BARCHART]

1994         4.10%
1995         5.66%
1996         5.20%
1997         5.37%
1998         5.32%
1999         4.97%
2000         6.18%


----------------------------------------
BEST QUARTER                    1.41%
----------------------------------------
                    2ND QUARTER, 1995
----------------------------------------
 WORST QUARTER                  0.75%
----------------------------------------
                    1ST QUARTER, 1994
----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS


FOR THE PERIODS ENDING DECEMBER 31, 2000

                                                                     SINCE
                                                                     INCEPTION
                                        PAST 1 YEAR    PAST 5 YEARS  (11/15/93)
--------------------------------------------------------------------------------
 PREMIER SHARES                         6.18%          5.41%         5.20%
--------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                               TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER        FUND OPERATING
CLASS OF SHARES    FEES            (12B-1) FEES   EXPENSES     EXPENSES
-----------------------------------------------------------------------------
 PREMIER SHARES    0.10%           NONE           0.38%#       0.48%#
-----------------------------------------------------------------------------


* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.35% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.45%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period


- your investment has a 5% return each year



- you reinvested all your dividends, and


- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
 PREMIER SHARES         $49             $154           $269            $604
--------------------------------------------------------------------------------

CHASE VISTA TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TAX FREE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

CHASE VISTA TAX FREE MONEY MARKET FUND

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.



The performance for the period before Premier Class Shares were launched in October 1990 is based upon the performance for the Vista Class Shares of the Fund.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE BARS FOR 1989 AND 1990 ARE BASED ON THE PERFORMANCE OF THE VISTA CLASS
SHARES.

[BARCHART]

1990         5.50%
1991         4.38%
1992         2.83%
1993         2.13%
1994         2.46%
1995         3.42%
1996         3.04%
1997         3.23%
1998         3.05%
1999         2.83%
1999         4.97%
2000         3.71%


------------------------------------------
BEST QUARTER                    1.44%
------------------------------------------
                    4TH QUARTER, 1990
------------------------------------------
 WORST QUARTER                  0.48%
------------------------------------------
                    1ST QUARTER, 1994

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDING DECEMBER 31, 2000

                                  PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
----------------------------------------------------------------------------
 PREMIER SHARES                   3.71%          3.17%         3.11%
----------------------------------------------------------------------------

CHASE VISTA TAX FREE MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
CLASS OF SHARES    FEES            (12B-1) FEES   EXPENSES        EXPENSES
--------------------------------------------------------------------------------
PREMIER SHARES     0.10%           NONE           0.41%#          0.51%#
--------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.



THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period


- your investment has a 5% return each year


- you reinvested all your dividends, and


- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 PREMIER SHARES                 $52         $164        $285         $640
--------------------------------------------------------------------------------

THE FUNDS' INVESTMENT ADVISER


THE FUNDS' INVESTMENT ADVISER


The Chase Manhattan Bank (Chase) is the investment adviser to the Funds. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.



For the fiscal year ended August 31, 2000, Chase was paid a management fee of 0.10% of the average daily net assets of each Fund.



Chase Fleming Asset Management (USA) Inc. (CFAM (USA)) is the sub-adviser to all the Funds except the Tax Free Money Market Fund. It makes the day to day investment decisions for those Funds. Chase pays CFAM (USA) a sub-advisory fee for its services. CFAM (USA) is a wholly owned subsidiary of Chase. CFAM
(USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas. New York, NY 10036.



The Tax Free Money Market Fund does not have a sub-adviser. It is anticipated that Chase will transfer its investment advisory business to CFAM(USA) in the first quarter of 2001.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You don't pay any sales charge (sometimes called a load) when you buy shares in these funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.


The NAV of each class of shares is generally calculated as of 6:00 p.m. eastern time each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the Chase Vista Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day if we receive it before 4:00 p.m. (Eastern time). If you pay by check before the cut-off time, we'll generally process your order the next day the Funds are open for business. Normally, the cut-off (in Eastern time) is:


------------------------------------
 100% U.S. TREASURY
 SECURITIES MONEY
 MARKET FUND               NOON
------------------------------------
 TAX FREE MONEY
 MARKET FUND               NOON
------------------------------------
 FEDERAL MONEY
 MARKET FUND               2:00 P.M.
------------------------------------
 U.S. GOVERNMENT
 MONEY MARKET FUND         4:00 P.M.
------------------------------------
 PRIME MONEY
 MARKET FUND               5:00 P.M.
------------------------------------
 TREASURY PLUS
 MONEY MARKET FUND         4:00 P.M.
------------------------------------



A later cut-off time may be permitted for investors buying their shares (through Chase or a bank affiliate of Chase) so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the Chase Vista Funds Service Center, the agent could set earlier cut-off times. Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

QUALIFIED INVESTORS

Premier shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts.

MINIMUM INVESTMENTS

First time investors must buy a minimum $100,000 worth of Premier Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account.


Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the Chase Vista Funds Service Center doesn't receive payment by the later of the Fund's cut-off time or 4:00 pm Eastern time on the day you buy.

HOW YOUR ACCOUNT WORKS

OPENING YOUR ACCOUNT AND BUYING SHARES

THROUGH YOUR INVESTMENT REPRESENTATIVE

Contact Warner Asset Management, Inc. at 1-724-742-4700.

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES


You can sell your shares by contacting Warner Asset Management, Inc. on any day the Chase Vista Funds Service Center is open for trading. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order.

Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES

THROUGH YOUR INVESTMENT REPRESENTATIVE


Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Funds. Your representative might charge you for this service.


DISTRIBUTION ARRANGEMENTS

Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. The U.S. Government Money Market Fund has adopted a Rule 12b-1 distribution plan under which it pays up to 0.10% of its Premier Class assets in distributor fees.

This payment covers such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $100,000 because you've sold shares. We may also close the account if you fail to meet investment minimums in 12 months. We'll give you 60 days notice before closing your account.


All transactions are to be processed through Warner Asset Management, Inc. We are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, Warner Asset Management, Inc. will take reasonable precautions to confirm the caller's identity, such as asking personal information. If we receive the correct information, we are generally authorized to follow the instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Call Warner Asset Management, Inc. at 1-724-742-4700 for more details.

Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if Warner Asset Management, Inc. Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Premier Shares of each Fund held by investors serviced by the shareholder servicing agent.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of each Fund attributable to shares of the Fund held by customers of those shareholder servicing agents.


Each Fund may issue multiple classes of shares. This prospectus relates only to Premier shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a

HOW YOUR ACCOUNT WORKS

variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGES

You can exchange your Premier shares for shares in certain other Chase Vista funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales charge. Call Warner Asset Management, Inc. at 1-724-742-4700 for details.

WHAT THE TERMS MEAN

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS



The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).



The following tables provide selected per share data and ratios for one Premier Class share outstanding throughout each period shown.



This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.



The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS


CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND



                                                                           Year         Year         Year         Year       6/3/96
                                                                          ended        ended        ended        ended      through
                                                                        8/31/00      8/31/99      8/31/98      8/31/97     8/31/96*
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                                   0.05         0.04         0.05         0.05         0.01
  Less distributions:
   Dividends from net investment income                                    0.05         0.04         0.05         0.05         0.01
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              5.12%        4.40%        5.00%        4.91%        1.11%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                       $116          $24          $22           $6           $1
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets#                                  0.49%        0.50%        0.51%        0.55%        0.42%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets#                                                       5.02%        4.22%        4.99%        4.80%        3.45%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets#                                                    0.53%        0.56%        0.78%        0.80%        0.42%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets#                                            4.98%        4.16%        4.72%        4.55%        3.45%
-----------------------------------------------------------------------------------------------------------------------------------



  *Commencement of offering shares.
  #Short periods have been annualized.

CHASE VISTA TREASURY PLUS MONEY MARKET FUND



                                                                           Year         Year         Year         Year         Year
                                                                          ended        ended        ended        ended        ended
                                                                        8/31/00      8/31/99      8/31/98      8/31/97      8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                                   0.05         0.04         0.05         0.05         0.05
  Less distributions:
   Dividends from net investment income                                    0.05         0.04         0.05         0.05         0.05
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              5.44%        4.54%        5.18%        4.98%        5.07%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                       $228         $476         $155         $131         $106
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   0.45%        0.45%        0.46%        0.51%        0.52%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                                        5.28%        4.42%        5.06%        4.88%        4.85%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                                                        0.51%        0.50%        0.50%        0.53%        0.63%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                                             5.22%        4.37%        5.02%        4.86%        4.74%
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


CHASE VISTA FEDERAL MONEY MARKET FUND




                                                                           Year         Year         Year         Year         Year
                                                                          ended        ended        ended        ended        ended
                                                                        8/31/00      8/31/99      8/31/98      8/31/97      8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                                   0.05         0.05         0.05         0.05         0.05
  Less distributions:
   Dividends from net investment income                                    0.05         0.05         0.05         0.05         0.05
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                              5.50%        4.67%        5.22%        5.12%        5.14%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                       $279         $298         $313         $400         $249
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   0.50%        0.50%        0.50%        0.50%        0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                                        5.35%        4.56%        5.07%        5.01%        4.99%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                                                     0.50%        0.50%        0.51%        0.52%        0.52%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                                             5.35%        4.56%        5.06%        4.99%        4.97%
-----------------------------------------------------------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND




                                                                           Year         Year         Year         Year         Year
                                                                          ended        ended        ended        ended        ended
                                                                        8/31/00      8/31/99      8/31/98      8/31/97      8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                                   0.05         0.05         0.05         0.05         0.05
  Less distributions:
   Dividends from net investment income                                    0.05         0.05         0.05         0.05         0.05
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                              5.62%        4.70%        5.25%        5.08%        5.15%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                     $1,134         $922       $1,084         $837         $802
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   0.45%        0.45%        0.48%        0.55%        0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net income to average net assets                                 5.50%        4.60%        5.12%        4.97%        5.04%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                                                     0.58%        0.58%        0.60%        0.60%        0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                                             5.37%        4.47%        5.00%        4.92%        5.00%
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


CHASE VISTA PRIME MONEY MARKET FUND



                                                                           Year         Year         Year         Year         Year
                                                                          ended        ended        ended        ended        ended
                                                                        8/31/00      8/31/99      8/31/98      8/31/97      8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                                   0.06         0.05         0.05         0.05         0.05
  Less distributions:
   Dividends from net investment income                                    0.06         0.05         0.05         0.05         0.05
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                              5.81%        4.90%        5.44%        5.34%        5.32%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                     $1,841       $1,094        $590         $499          $419
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   0.45%        0.45%        0.45%        0.45%        0.45%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                                        5.67%        4.77%        5.29%        5.17%        5.18%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                                                     0.49%        0.49%        0.51%        0.53%        0.51%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                                             5.63%        4.73%        5.23%        5.09%        5.12%
-----------------------------------------------------------------------------------------------------------------------------------

CHASE VISTA TAX FREE MONEY MARKET FUND



                                                                           Year         Year         Year         Year         Year
                                                                          ended        ended        ended        ended        ended
                                                                        8/31/00      8/31/99      8/31/98      8/31/97      8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
  Income from investment operations:
   Net investment income                                                   0.03         0.03         0.03         0.03         0.03
  Less distributions:
   Dividends from net investment income                                    0.03         0.03         0.03         0.03         0.03
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              3.41%        2.78%        3.17%        3.19%        3.12%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                       $120         $130         $133         $105         $145
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   0.55%        0.54%        0.53%        0.53%        0.58%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                                        3.40%        2.74%        3.10%        3.13%        3.08%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                                                     0.59%        0.56%        0.53%        0.53%        0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                                             3.26%        2.72%        3.10%        3.13%        2.93%
-----------------------------------------------------------------------------------------------------------------------------------

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-724-742-4700 or writing to:



WARNER ASSET MANAGEMENT, INC.
20206 ROUTE 19
SUITE 300
CRANBERRY TOWNSHIP, PA 16066-6106


If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-8358.


Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

PROSPECTUS DECEMBER 29, 2000
(REVISED JANUARY 24, 2001)


U.S. GOVERNMENT
MONEY MARKET FUND



CHASE VISTA
MONEY MARKET FUNDS

MUTUAL FUND INVESTMENTS

OFFERED THROUGH

LIPPER & COMPANY, L.P.


VISTA SHARES



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[GRAPHIC]

[LOGO] CHASE
THE RIGHT RELATIONSHIP IS EVERYTHING.-Registered Trademark-

CHASE VISTA U.S. GOVERNMENT MONEY
MARKET FUND                                                                   1

THE FUND'S INVESTMENT ADVISER                                                 5


HOW YOUR ACCOUNT WORKS                                                        6

HOW TO BUY SHARES                                                             6

HOW THE SHARES ARE PRICED                                                     7

HOW TO SELL SHARES                                                            8

HOW TO EXCHANGE SHARES                                                       10

DISTRIBUTION ARRANGEMENTS                                                    10

OTHER INFORMATION CONCERNING THE FUND                                        11


DISTRIBUTIONS AND TAXES                                                      11


WHAT THE TERMS MEAN                                                          12


FINANCIAL HIGHLIGHTS OF THE FUND                                             14


HOW TO REACH US                                                      BACK COVER

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

-    repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.


THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The performance for the period before Vista Class shares were launched in January 1993 is based upon performance for Premier Class shares of the Fund. The actual returns of Vista shares would have been lower than shown because Vista shares have higher expenses than Premier shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE BARS FOR 1990-1992 ARE BASED UPON PERFORMANCE FOR PREMIER CLASS SHARES OF THE FUND.

[BAR CHART]


1990      7.70%
1991      5.81%
1992      3.40%
1993      2.44%
1994      3.58%
1995      5.28%
1996      4.90%
1997      5.09%
1998      5.00%
1999      4.63%
2000      5.90%


-------------------------------------------------------------------------------
BEST QUARTER                                                              1.90%
-------------------------------------------------------------------------------
                                                             2ND QUARTER, 1990
                                                             3RD QUARTER, 1990

-------------------------------------------------------------------------------
WORST QUARTER                                                             0.59%
-------------------------------------------------------------------------------
                                                             2ND QUARTER, 1993


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000

                                   PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------
VISTA SHARES                       5.90%          5.10%           4.60%
-------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET

FUND FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-------------------------------------------------------------------------------
 NONE
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES    EXPENSES       EXPENSES
-------------------------------------------------------------------------------
 VISTA SHARES       0.10%          0.10%           0.48%#          0.68%#
-------------------------------------------------------------------------------


*THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.39% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.59%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


-   you invest $10,000


-   you sell all your shares at the end of the period


-   your investment has a 5% return each year


-   you reinvested all your dividends, and


- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
 VISTA SHARES                   $69         $218        $379         $847
-------------------------------------------------------------------------------

THE FUNDS' INVESTMENT ADVISER

THE FUNDS' INVESTMENT ADVISER

The Chase Manhattan Bank (Chase) is the investment adviser to the Funds. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.


For the fiscal year ended August 31, 2000, Chase was paid a management fee of 0.10% of the average daily net assets of the Fund.


Chase Fleming Asset Management (USA) Inc. (CFAM (USA)) is the sub-adviser to all the Fund. It makes the day to day investment decisions for the Fund. Chase pays CFAM (USA) a sub-advisory fee for its services. CFAM (USA) is a wholly owned subsidiary of Chase. CFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas, New York, NY 10036.

HOW YOUR ACCOUNT WORKS

HOW TO BUY SHARES

You can open an account through Lipper & Company, L.P. (Lipper) with as little as $2,500. The minimum is $1,000 for IRAs, SEP-IRAs and Systematic Investment Plans (see below).

BY MAIL

You may buy shares of the Fund by completing and signing an account application and mailing it, together with a check payable to "The Lipper Funds, Inc.," to:

THE LIPPER FUNDS, INC.
C/O CHASE GLOBAL FUNDS SERVICES COMPANY
P.O. BOX 2798 BOSTON, MA 02208-2798

If you pay by check, you won't be able to sell your shares until your check clears. That could take 15 calendar days or longer. If a bank does not honor a check used to buy shares, the order will be canceled and the shareholder will be responsible for any losses or expenses the Fund incurs.

BY WIRE

You may buy shares by wiring federal funds. For best service, follow these steps:

1) Phone toll free at 1-800-LIPPER9 before you wire the funds. Give your name, address, telephone number, Social Security or Tax Identification Number, the Fund name and class of shares you want to buy, the amount being wired and the name of the bank wiring the funds. If you don't already have a Lipper Funds account, an account number will be provided.

2) Tell your bank to wire the money to the Fund's custodian as follows:

THE CHASE MANHATTAN BANK
NEW YORK, N.Y. 10003
ABA # 0210-0002-1
DDA ACCT #910-2-753168
F/B/O THE LIPPER FUNDS, INC.
REF: U.S. GOVERNMENT MONEY MARKET
YOUR BANK ACCOUNT NUMBER
YOUR BANK ACCOUNT NAME

3) Complete and sign an account application. Sign the carbon copy and send it to the transfer agent, Chase Global Funds Services Company (Chase Global), at the address shown in the "By mail" section above. It's important to send the application as soon as possible since you won't be able to sell, exchange or transfer your shares until Chase Global receives the application. Purchase orders will be accepted only on days when both the New York Stock Exchange and Chase Global are open for business.

ADDITIONAL INVESTMENTS

You can make additional investments in the Fund at any time with as little as $100. Just follow the procedures explained above for buying by mail or wire. It's important to include your Lipper Funds account number, account name and the Fund and class of shares you want to buy. Write the information on the check or wire order to make sure the money is credited properly.

Mail orders must include the "Invest by Mail" stub which accompanies each Fund's confirmation statement.

THE SYSTEMATIC INVESTMENT PLAN

The Systematic Investment Plan lets you make regular investments of $100 or more by having the money automatically debited from a bank savings or checking account.

To set up the plan, complete the appropriate section of the account application when you open your account. If you're already a shareholder and want to start a plan, send a signed letter with a signature guarantee and a deposit slip or check marked "Void" to Chase Global at the address shown above. Call 1-800-LIPPER9 for complete instructions.

HOW THE SHARES ARE PRICED

The price of your shares is the net asset value per share (NAV) of $1.00. NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV. The Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV is generally calculated as of 4:00 p.m. Eastern time, each day the Fund is accepting purchase orders. When certain automated share purchase programs are introduced, we'll also calculate the NAV at 6:00 p.m. You'll pay the next

HOW YOUR ACCOUNT WORKS

NAV calculated after our agent, the Chase Global, receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by the Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day if we receive it before 4:00 p.m. Eastern time. If you pay by check before the cut-off time, we'll generally process your order the next day the Fund is open for business. Normally, the cut-off is 4:00 p.m Eastern time for the Fund.

If the Public Securities Association recommends an early close to trading on the U.S. Government securities market, the Fund may close earlier.

The Fund reserves the right to reject any purchase order.

HOW TO SELL SHARES

You can sell your shares on any day the Fund is open for business, either through Lipper or through Chase Global. If your order is accepted before 2:00 p.m. Eastern time, the Fund generally sends the proceeds on the next day it's open for business. The Fund will not allow you to sell your shares if you haven't yet paid for them. The price you receive is the next NAV calculated after Lipper or Chase Global accepts your order to sell. Under unusual circumstances, the Fund may stop accepting orders or may postpone payment for more than seven business days, as permitted by federal securities law.

SELLING THROUGH LIPPER

Your investment representative will be responsible for sending all the necessary documents. They should be addressed to The Lipper Funds, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02208

BY MAIL

To sell by mail, include the following:

1) A letter of instruction showing the number of shares or dollar amount you want to sell, the Fund name and the class of shares. All registered owners of the shares must sign the letter, using the exact names they used when they bought the shares.

2) Signature guarantees if needed. (See below.)

3) Other supporting legal documents if the sale involves estates, trusts, guardianships, custodianships, corporations, other organizations, or pension and profit sharing plans. If you're uncertain what to include, call 1-800-LIPPER9.

WHEN TO INCLUDE SIGNATURE GUARANTEES

Signature guarantees help prevent fraud. You'll need one if you want the proceeds of the sale of shares to be sent to someone who is not a registered owner, or if you want the proceeds sent to an address that is not on our records.

Eligible guarantors include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. To guarantee a signature, a broker-dealer must be a member of a clearing organization or maintain net capital of at least $100,000.
Call 1-800-LIPPER9 for more details.

The signature guarantee must appear either: on the written request to sell your shares, on a separate document which specifies the total number of shares, Fund and class of shares, or on all stock certificates being redeemed, if certificates were issued.

BY PHONE

To sell your shares by phone, you must have completed the appropriate section of the account application.

To sell by phone, call 1-800-LIPPER9. You can ask to have the proceeds sent by mail or by wire to your bank account. Have your account number, Fund name and Social Security or Tax Identification Number handy.

If you apply for telephone redemption privileges, you are authorizing the Fund distributor to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, Lipper will take reasonable precautions to confirm the caller's identity, such as asking for personal information. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if Lipper takes reasonable precautions. Call 1-800-LIPPER9 for more information.

You can change the bank or account designated to receive sale proceeds by sending a letter to Chase Global at the address shown in the "By mail" section above. Each shareholder must sign the request and each signature must be guaranteed. Please call 1-800-LIPPER9 for details.

We can change or end the telephone redemption privilege at any time without notice.

THE SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan lets you make regular withdrawals of $100 or more, monthly, quarterly or twice a year. You must have a minimum account balance of $5,000 to set up the plan. Call 1-800-LIPPER9 for complete instructions.

INVOLUNTARY CLOSING OF ACCOUNTS

The Fund can sell an investor's shares and close the account if: the net asset value of the shares in the account falls below $500 or the investor buys through the Systematic Investment Plan and fails to meet investment minimums within 12 months of opening the account. We'll give at least 60 days notice before closing an account.

HOW YOUR ACCOUNT WORKS

HOW TO EXCHANGE SHARES

You can exchange your shares of this Fund for shares of certain other Lipper Funds, including the Lipper Prime Europe Equity Fund, the Lipper High Income Bond Fund and the Lipper U.S. Equity Fund. Consult Lipper or Chase Global to find out if the Fund you're interested in is included in the exchange program and if it's available in your state. You'll need to meet minimum investment requirements and other eligibility requirements. There may be other conditions.

The description of the exchange privilege in this prospectus takes the place of the description in the Statement of Additional Information if you're buying through Lipper.

Shares will be exchanged at the next NAV calculated after the exchange order is accepted. There are no fees for exchanging shares.

Carefully read the prospectus of the fund you want to buy before making an exchange.

Chase Global may set limits on exchanges, including number of shares exchanged and how often you may exchange them. Frequent exchanges can hurt all investors because they increase costs.

If your shares are held in a broker "street name," you can't exchange them by mail or telephone. You must contact your investment representative. Chase Global may reject any exchange request and may change or end the exchange feature at any time.

For federal income tax purposes, exchanging shares is treated as selling shares of one fund and buying shares of the other. As a result, you may realize a taxable gain or loss when you exchange.

BY PHONE

If you set up the telephone exchange privilege when you opened your account, call 1-800-LIPPER9. Have your account num-ber, Fund name and Social Security or Tax Identification Number handy.

BY MAIL

Send a letter including: the account number for your current Fund, the Fund name and share class of the Fund you're exchanging from, and the name of the Fund you're exchanging to.

Include other supporting legal documents if the sale involves estates, trusts, guardianships, custodianships, corporations, other organizations, or pension and profit sharing plans. If you're uncertain what to include, call 1-800-LIPPER9.

Send your request to:

THE LIPPER FUNDS, INC.
C/O CHASE GLOBAL FUNDS SERVICES COMPANY
P.O. BOX 2798
BOSTON, MA 02208-2798

DISTRIBUTION ARRANGEMENTS

Vista Fund Distributors Inc. (VFD) is the distributor for the Fund. It is a subsidiary of The BISYS Group,

Inc. and is not affiliated with Chase. The Fund has adopted a Rule 12b-1 distribution plan under which it pays up to 0.10% of its Vista Class assets in distributor fees.

These payments cover such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

OTHER INFORMATION CONCERNING THE FUND

There are Fund agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who own fund shares. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of the Fund held by investors serviced by the shareholder servicing agent. The Fund's Board of Directors has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

The Fund may issue multiple classes of shares. This prospectus relates only to Vista shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase, the Fund and their respective affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly

HOW YOUR ACCOUNT WORKS

in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Fund. Please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

WHAT THE TERMS MEAN

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes. LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information is supplemented by the financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.


The financial statements, which include the financial highlights, for each of the years in the four year period ended August 31, 2000 and the period from December 1, 1995 through August 31, 1996 have been audited by
PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND



                                                                  Year         Year        Year         Year         Year
                                                                 ended        ended       ended        ended        ended
                                                               8/31/00      8/31/99     8/31/98      8/31/97      8/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 1.00        $1.00       $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                         0.05         0.04        0.05         0.05         0.05

  Less distributions:
    Dividends from net investment income                          0.05         0.04        0.05         0.05         0.05
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 1.00        $1.00       $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     5.48%        4.55%       5.14%        5.04%        4.97%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                            $3,398       $3,538      $3,033       $2,139       $2,057
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          0.59%        0.59%       0.59%        0.59%        0.65%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                               5.35%        4.46%       5.01%        4.93%        4.83%
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                                               0.69%        0.69%       0.70%        0.72%        0.73%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements
and earnings credits to average net assets                       5.25%        4.36%       4.90%        4.80%        4.75%
-------------------------------------------------------------------------------------------------------------------------

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

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-62-CHASE or writing to:

CHASE VISTA FUNDS SERVICE CENTER
P.O. BOX 419392
KANSAS CITY, MO 64141-6392

If you buy your shares through an institution, you may contact your institution for more information.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358.


Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039